RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500 (Tables)	12 Months Ended
Dec. 31, 2025
NGSP
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
EBP, Reconciliation of Financial Statement to Form 5500
A reconciliation of net assets available for benefits per the financial statements to Form 5500 is as follows:

	December 31
$ in thousands	2025	2024
Net assets available for benefits per the financial statements	$44,355,185	$39,471,854
Less amounts allocated to withdrawing participants	(7,281)	(6,049)
Net assets available for benefits per Form 5500	$44,347,904	$39,465,805
A reconciliation of benefits paid to participants per the financial statements to Form 5500 for the year ended December 31, 2025, is as follows:

$ in thousands
Benefits paid to participants per the financial statements	$3,950,883
Add amounts allocated to withdrawing participants at December 31, 2025	7,281
Less amounts allocated to withdrawing participants at December 31, 2024	(6,049)
Benefits paid to participants per Form 5500	$3,952,115